As filed with the Securities and Exchange Commission on February 28, 2001
                       Registration No. 2-79285/811-3567

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]

                         POST-EFFECTIVE AMENDMENT NO. 52                [X]
                                      And
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

                               AMENDMENT NO. 53                         [X]


                         MERCANTILE MUTUAL FUNDS, INC.
              (Exact Name of Registrant as Specified in Charter)


                              3435 Stelzer Road
                             Columbus, Ohio 43219
                   (Address of Principal Executive Offices)

                Registrant's Telephone Number: (800) 551-3731

                           W. BRUCE MCCONNEL, Esq.
                          Drinker Biddle & Reath LLP
                               One Logan Square
                            18/th/ and Cherry Streets
                    Philadelphia, Pennsylvania  19103-6996
                    (Name and Address of Agent for Service)

                                   Copy to:

                            Suzanne E. Riley, Esq.

                       Firstar Mutual Fund Services, LLC

                      615 East Michigan Street, 2/nd/ Floor

                              Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
         [X]       immediately upon filing pursuant to paragraph (b)
         [_]       on (date) pursuant to paragraph (b)
         [_]       60 days after filing pursuant to paragraph (a)(1)
         [_]       on (date) pursuant to paragraph (a)(1)
         [_]       75 days after filing pursuant to paragraph (a)(2)
         [_]       on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
         [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered:  Shares of Common Stock.

                         CONNING MONEY MARKET PORTFOLIO



                         [LOGO OF CONNING APPEARS HERE]



                                   PROSPECTUS

                             February 28, 2001

 As with all mutual funds, the Securities and Exchange
 Commission has not approved or disapproved the shares of the Portfolio or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

    Conning Money Market Portfolio                            Contents

     Risk/Return Summary
--------------------------------------------
[LOGO]
     1   Risk/Return Summary
     5   Additional Information on Risk

     Your Account
--------------------------------------------
[LOGO]
     6   Explanation of Sales Price
     6   How to Buy Shares
     6   How to Sell Shares
     7   Shareholder Services Fees
     7   General Transaction Policies

     Distributions and Taxes
--------------------------------------------
[LOGO]
     8   Dividends and Distributions
     8   Taxation

     Management of the Fund
--------------------------------------------
[LOGO]
     9   The Adviser
     9   The Sub-Adviser

     Reorganization into Firstar Funds, Inc.
--------------------------------------------
[LOGO]
     10  Reorganization into Firstar Funds,
         Inc.

     Financial Highlights
--------------------------------------------
[LOGO]
     11  Introduction

 Risk/Return Summary
                    [LOGO]

--------------------------------------------------------------------------------
Money Market Instruments are short-term obligations issued by banks, corporations, the U.S. Government and state and local governments. Money market instruments purchased by the Portfolio must meet strict requirements as to investment quality, maturity and diversification. The Portfolio generally does not invest in securities with maturities of more than 397 days and the average maturity of all securities held by the Portfolio must be 90 days or less. Prior to purchasing a money market instrument for the Portfolio, the Portfolio's sub-adviser must determine that the instrument carries very little credit risk.
--------------------------------------------------------------------------------
                Investment Objective

                The investment objective of the Conning Money Market Portfolio (the "Portfolio") is to seek current income with liquidity and stability of principal.

                The investment objective of the Portfolio, which is an investment portfolio of Mercantile Mutual Funds, Inc. (the "Fund"), can be changed by the Fund's Board of Directors without shareholder approval. Shareholders will be given at least 30 days' written notice before any such change occurs.

                Principal Investment Strategies

                The Portfolio invests in a broad range of U.S. dollar-denominated money market instruments, including commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities, and obligations issued by U.S. and foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

                The Portfolio usually invests a substantial portion of its assets in unregistered commercial paper issued by corporations pursuant to Section 4(2) of the Securities Act of 1933. Because this type of commercial paper (which is commonly referred to as Section 4(2) paper) is unregistered, there are restrictions on its resale. The Portfolio's sub-adviser will determine that a liquid trading market exists for any Section 4(2) paper purchased by the Portfolio and will continue to monitor the paper's liquidity as long as it is held by the Portfolio.

                The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors Service, Inc., or only one such rating if only one organization has rated the instrument. If a money market instrument is not rated, the Portfolio's sub-adviser must determine that it is of comparable quality to eligible rated instruments.

                Principal Risk Considerations

                The yield paid by the Portfolio will vary with short-term interest rates. During periods of rising interest rates, the Portfolio's yield will tend to be lower than prevailing interest rates, while during periods of falling interest rates, the Portfolio's yield will tend to be higher.

                Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

                Investment by the Portfolio in Section 4(2) paper could adversely affect the liquidity of the Portfolio during any period in which eligible investors were no longer interested in purchasing these securities.

 Risk/Return Summary
                    [LOGO]


                The Portfolio's sub-adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may advance the Portfolio's investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

                There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

                An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

 Risk/Return Summary
                    [LOGO]

--------------------------------------------------------------------------------

Return History

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows the performance of the Portfolio during the last calendar year. The table shows the Portfolio's average annual returns for one year and since inception. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.

--------------------------------------------------------------------------------

                              Year-by-Year Total Returns

                              (as of December 31 each year)
[BAR CHART]

2000          5.67%


                          Best quarter:   1.47% for the quarter ending
                                          December 31, 2000.
                          Worst quarter:  1.28% for the quarter ending
                                          March 31, 2000.

                                  --------------------------

                                            Average Annual
                                            Total Returns
                                            for the
                                            periods ended
                                            December 31,
                                            2000
                                           -----------------


                                1 Year Since Inception
                        ------------------------------
Conning Money Market Portfolio  5.67%       5.08%


--------------------------------------------------------------------------------


* February 16, 1999.

To obtain the Portfolio's current 7-day yield, please call 1-800-452-2724.

 Risk/Return Summary
                    [LOGO]

--------------------------------------------------------------------------------
The table on the right shows the fees and expenses that you pay if you buy and hold shares of the Portfolio.



This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods.
The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
Fees and Expenses
                 Annual Portfolio
                 Operating Expenses
                 (expenses that are
                 deducted from the
                 Portfolio's assets)

              Management Fees                             .40%/1/
                 ------------------------------------------------
              Distribution (12b-1) Fees                   None
                 ------------------------------------------------
              Other Expenses                             1.07%/1/
                 ------------------------------------------------
              Total Annual Portfolio Operating Expenses  1.47%/1/
                -------------------------------------------------

                 /1/Management Fees, Other Expenses and Total Annual Portfolio
                   Operating Expenses for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio at a certain level. Management Fees, Other Expenses and Total Annual Portfolio Operating Expenses, after taking these fee waivers and expense reimbursements into account, are expected to be 0.17%, 0.83% and 1.00%, respectively. These fee waivers and expense reimbursements may be revised or cancelled at any time.

                          Example

                               1              3                   5                   10
                              Year          Years               Years               Years
             Conning Money
             Market
             Portfolio       $150          $465                $803                $1,757



                ---------------------------------------------------------------

 Additional Information on Risk
                            [LOGO]

The principal risks of investing in the Conning Money Market Portfolio are described above. The following supplements that discussion.

Securities Lending

To obtain interest income, the Portfolio may lend its securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Temporary Defensive Positions

During unfavorable market conditions, the Portfolio may temporarily hold up to 100% of its total assets in cash (which will not earn any income) and short-term obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities. This strategy, which is not part of the Portfolio's principal investment strategies, could prevent the Portfolio from achieving its investment objective.

Other Types of Investments

This prospectus describes the Portfolio's principal investment strategies and the particular types of securities in which the Portfolio principally invests. The Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies and the risks involved are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

 Your Account
[logo]

--------------------------------------------------------------------------------
Business days defined
A business day is any day that both the New York Stock Exchange (NYSE) and the Federal Reserve Bank's Fedline System are open for business. Currently, the
Fund observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.
--------------------------------------------------------------------------------
                Explanation of Sales Price

                Shares of the Portfolio are sold at their net asset value
                (NAV). The NAV for shares of the Portfolio is determined as of 11:00 a.m. (Central time) and as of the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central time) on every business day. The NAV is determined by adding the value of the Portfolio's investments, cash and other assets, subtracting the Portfolio's liabilities and then dividing the result by the total number of shares of the Portfolio that are outstanding.

                . The Portfolio's investments are valued at amortized cost, which is approximately equal to market value.

                . A properly placed purchase order (see "How to Buy Shares"
                  below) that is delivered to the Fund by 1:00 p.m. (Central time) on any business day receives the share price next determined if the Fund receives payment in federal funds or other immediately available funds by 3:00 p.m. (Central time) that day. If payment is not received by that time, the order will be cancelled. A properly placed purchase order that is delivered to the Fund after 1:00 p.m. (Central time) will be placed the following business day.

                How to Buy Shares

                Shares of the Portfolio are sold without any sales charge through broker-dealers or other financial advisers acting on behalf of their customers. It is the responsibility of your broker-dealer or financial adviser to transmit your purchase order to the Fund on a timely basis.

                The Fund does not have any minimum investment requirements for shares of the Portfolio but your broker-dealer or financial adviser may. They may also charge transaction fees and require you to maintain a minimum account balance.

                How to Sell Shares

                Orders to sell or "redeem" shares of the Portfolio should be placed with the same broker-dealer or financial adviser that placed the original purchase order in accordance with the procedures established by that broker-dealer or financial adviser. Your broker-dealer or financial adviser is responsible for sending your redemption order to the Fund on a timely basis and for crediting your account with the redemption proceeds. The Fund does not currently charge for wiring redemption proceeds, but your broker-dealer or financial adviser may.

                The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker/dealers. Contact your broker-dealer or financial adviser for more information on signature guarantees.

 Your Account
             [LOGO]

--------------------------------------------------------------------------------
Selling recently purchased shares
If you attempt to sell shares you recently purchased with a personal check, the Fund may delay processing your request until it collects payment for those shares. This process may take up to 15 days, so if you plan to sell shares shortly after purchasing them, you may want to consider purchasing them via electronic transfer to avoid delay.
--------------------------------------------------------------------------------

                Shares of the Portfolio will be sold at the NAV next determined after the Fund accepts an order (see above). If the order to sell is received and accepted by the Fund before 1:00 p.m. (Central time) on a business day, the proceeds are sent electronically the same day to the broker-dealer or financial adviser that placed the order. If the order to sell is received and accepted by the Fund after 1:00 p.m. (Central time) on a business day or on a non-business day, the proceeds normally are sent electronically to the broker-dealer or financial adviser on the next business day.

                Shareholder Services Fees

                The Portfolio can pay for shareholder liaison and/or administrative support services at the annual rates of up to .25% and .50%, respectively, of the Portfolio's average daily net assets. These fees are paid to broker-dealers and financial advisers that provide such services to their customers who own shares of the Portfolio. The Portfolio does not intend to pay more than .66% of average daily net assets in the aggregate for shareholder liaison and/or administrative support services during the current fiscal year.

                General Transaction Policies

                The Fund reserves the right to:

                . Refuse any order to buy shares.

                . Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect the Portfolio.

                . Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, a shareholder may incur brokerage costs in converting these securities to cash.

 Distributions and Taxes
                     [LOGO]

--------------------------------------------------------------------------------
You will be advised at least annually regarding the federal income tax treatment of dividends and distributions made to you. You should save your account statements because they contain information you will need to calculate your capital gains or losses, if any, upon your ultimate sale of shares in the Portfolio.
--------------------------------------------------------------------------------

                Dividends and Distributions

                The Portfolio declares dividends from net investment income daily and pays them monthly. Shares of the Portfolio begin earning dividends on the day the purchase order is received by the Fund's transfer agent through the day before the redemption order for such shares is received. Although the Portfolio does not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually.

                All of your dividends and capital gains distributions will be reinvested in additional shares of the Portfolio unless you instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

                Taxation

                As with any investment, you should consider the tax implications of an investment in the Portfolio. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolio and its shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

                . Federal Taxes

                 Distributions from the Portfolio will generally be taxable to shareholders. It is expected that all, or substantially all, of these distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

                . State and Local Taxes

                 Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of the Portfolio's distributions, if any, that are attributable to interest on U.S. Government securities.

                 The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different U.S. federal income tax treatment. For more information regarding the taxation of the Portfolio, consult the SAI under the heading "Additional Information Concerning Taxes." You should also consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

 Management of the Fund
                       [LOGO]

The Adviser

Firstar Investment Research & Management Company, LLC ("FIRMCO" or the "Adviser") serves as the investment adviser to the Portfolio. FIRMCO is a subsidiary of Firstar Corporation, a banking and financial services organization, and has its main office at Firstar Center, 777 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. FIRMCO has been providing advisory services since 1986 and as of December 31, 2000, FIRMCO had approximately $28.0 billion in assets under management.

FIRMCO, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolio in accordance with the Portfolio's investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for the Portfolio.

In exchange for these services, FIRMCO is entitled to receive investment advisory fees, which are calculated daily and paid monthly. Prior to March 1, 2000, the Portfolio was managed by Mississippi Valley Advisors Inc., ("MVA"). On March 1, 2000, FIRMCO acquired all the assets and liabilities of MVA. For the period December 1, 1999 through October 31, 2000 the Adviser received advisory fees (after waivers) at the annual rate of 0.17% of the Portfolio's average daily net assets.

On October 4, 2000, Firstar Corporation, the parent company of FIRMCO and a bank holding company, announced that it had entered into an agreement to merge with U.S. Bancorp, another bank holding company. The merger was consummated on February 27, 2001 and the merged bank holding companies assumed the U.S. Bancorp name.

The Sub-Adviser

Conning Asset Management Company ("Conning") serves as sub-adviser to the Portfolio and is responsible for the management of the Portfolio's assets. Conning manages the Portfolio under the direction and guidance of FIRMCO and according to its sub-advisory agreement with FIRMCO. For its services, Conning receives a monthly fee from FIRMCO based on a percentage of the Portfolio's average daily net assets.

Conning, with principal offices located at City Place II, 185 Asylum St., Hartford, Connecticut 06103-4105, is an indirect subsidiary of GenAmerica Corporation, a financial services holding company, which in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company. Founded in 1912, Conning has extensive investment management experience and as of December 31, 2000 had approximately $21.9 billion in assets under management.

Reorganization into Firstar Funds, Inc.
                       [LOGO]

Reorganization into Firstar Funds, Inc.

A Special Meeting of Shareholders of the Fund was held on November 24, 2000 at which shareholders were asked to approve an Agreement and Plan of Reorganization providing for the reorganization of each portfolio of the Fund, including the Conning Money Market Portfolio, into a corresponding portfolio of Firstar Funds, Inc. ("Firstar Funds"). At the Special Meeting, no business was transacted with respect to the Portfolio because a quorum was not present due to problems with the proxy solicitation process. Each other portfolio of the Fund approved the Agreement and Plan of Reorganization at the Special Meeting and the reorganization of these other portfolios into Firstar Funds was completed on December 11, 2000.

On January 29, 2001, the Board of Directors of the Fund approved a new Agreement and Plan of Reorganization that provides for the reorganization of the Conning Money Market Portfolio into a corresponding portfolio of Firstar Funds. The new Agreement and Plan of Reorganization will be submitted to a vote of the shareholders of the Portfolio at a meeting that currently is scheduled to be held in April 2001. A proxy statement with respect to the proposed reorganization will be mailed to shareholders in advance of the meeting. If the new Agreement and Plan of Reorganization is approved by shareholders, it is expected that the reorganization will occur as soon as possible thereafter.

Financial Highlights
                    [LOGO]

Introduction

The financial highlights table presented below is intended to help you understand the financial performance of the Portfolio for the period since it commenced operations. Certain information reflects the financial results for a single share in the Portfolio. The total returns in the table represent the rate that an investor would have earned on an investment in the Portfolio assuming reinvestment of all dividends and distributions. The information for the period ended October 31, 2000 has been audited by PricewaterhouseCoopers LLP, independent auditors, whose report, along with the Portfolio's financial statements, are included in the Portfolio's Annual Report to Shareholders dated October 31, 2000, and are incorporated by reference into the SAI. The information for the period ended November 30, 1999 was audited by KPMG LLP, the Fund's former independent auditors.

Conning Money Market Portfolio
(For a share outstanding throughout the period)

                                         December 1, 1999   February 16, 1999
                                                to                  to
                                         October 31, 2000  November 30, 1999(a)
                                         ----------------  --------------------
Net Asset Value, Beginning of Period....     $   1.00            $   1.00
                                             --------            --------
Investment Activities
  Net investment income.................        0.050               0.034
                                             --------            --------
  Total from Investment Activities......        0.050               0.034
                                             --------            --------
Distributions
  Net investment income.................       (0.050)             (0.034)
                                             --------            --------
  Total Distributions...................       (0.050)             (0.034)
                                             --------            --------
Net Asset Value, End of Period..........     $   1.00            $   1.00
                                             ========            ========
  Total Return..........................         5.09 %(b)           3.41 %
Ratios/Supplementary Data:
  Net Assets at end of period (000).....     $196,901            $230,580
  Ratio of expenses to average net
   assets...............................         0.95 %(c)           0.99 %(c)
  Ratio of net investment income to
   average net assets...................         5.44 %(c)           4.47 %(c)
  Ratio of expenses to average net
   assets*..............................         1.42 %(c)           1.47 %(c)

------
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.

Where to find more information
You'll find more information about the Conning Money Market Portfolio in the following documents:

Annual and semi-annual reports
The Portfolio's annual and semi-annual reports contain more information about the Portfolio and its performance.

Statement of Additional Information (SAI)
The SAI contains detailed information about the Portfolio and its policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolio and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
c/o Firstar Mutual Fund Services, LLC
615 East Michigan Street
P.O. Box 3011
Milwaukee, Wisconsin 53202-3011

If you buy your shares through a broker-dealer or financial adviser, you may contact your broker-dealer or financial adviser for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolio, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Conning Money Market Portfolio are also available on the EDGAR Database on the SEC's website at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.

The Fund's Investment Company Act file No. is 811-3567.

                       Statement of Additional Information

                                       for

                         Conning Money Market Portfolio

                                       of

                          Mercantile Mutual Funds, Inc.

                                February 28, 2001

          This Statement of Additional Information, which provides supplemental information applicable to the Conning Money Market Portfolio (the "Portfolio") of Mercantile Mutual Funds, Inc. (the "Fund"), is not a prospectus. No investment in the Portfolio should be made without reading the applicable prospectus. The prospectus for the Portfolio dated February 28, 2001, as it may be supplemented or revised from time to time (the "Prospectus"), as well as the Portfolio's Annual Report to Shareholders dated October 31, 2000 (the "Annual Report"), may be obtained, without charge, by writing:

                   Mercantile Mutual Funds, Inc.
                   c/o Firstar Mutual Fund Services, LLC
                   Attn:  Transfer Agency
                   P.O. Box 3011
                   Milwaukee, Wisconsin 53201-3011


or by calling 1-800-452-2724. Copies of the Prospectus and Annual Report may also be obtained by contacting your broker-dealer or financial adviser.

                               TABLE OF CONTENTS

GENERAL INFORMATION...................................................   1
DESCRIPTION OF MERCANTILE MUTUAL FUNDS, INC...........................   1
DESCRIPTION OF SHARES.................................................   1
INVESTMENT STRATEGIES, POLICIES AND RISKS.............................   2
PRICING OF SHARES.....................................................  15
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION........................  15
YIELD INFORMATION.....................................................  17
ADDITIONAL INFORMATION CONCERNING TAXES...............................  19
MANAGEMENT OF THE FUND................................................  20
INDEPENDENT AUDITORS..................................................  28
COUNSEL...............................................................  28
MISCELLANEOUS.........................................................  28
FINANCIAL STATEMENTS..................................................  28
APPENDIX A............................................................ A-1

                               GENERAL INFORMATION

          This Statement of Additional Information relates to the Prospectus dated February 28, 2001 (the "Prospectus") for the Conning Money Market Portfolio (the "Portfolio"), a diversified portfolio under the Investment Company Act of 1940, as amended (the "1940 Act"), and should be read in conjunction with the Prospectus. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. No investment in the Portfolio should be made without reading the Prospectus.

          Shares of the Portfolio are not deposits or obligations of, or guaranteed or endorsed by, Firstar Corporation or any of its affiliates. Portfolio Shares also are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. An investment in the Portfolio involves investment risks, including possible loss of the principal amount invested. There is no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per Share.


                  DESCRIPTION OF MERCANTILE MUTUAL FUNDS, INC.

          Mercantile Mutual Funds, Inc. (the "Fund"), known as The ARCH Fund, Inc. until March 31, 1999, is an open-end management investment company. The Fund was organized on September 9, 1982 as a Maryland corporation.


                              DESCRIPTION OF SHARES

          The Fund's Articles of Incorporation authorize the Board of Directors to issue up to twenty billion full and fractional shares of capital stock, and to classify or reclassify any unissued shares of the Fund into one or more additional classes or by setting or changing in any one or more respects, their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. Pursuant to such authority the Fund's Board of Directors has authorized the issuance of sixty-five classes of shares, including Class T Shares, representing interests in the Conning Money Market Portfolio.

          In the event of a liquidation or dissolution of the Fund, shares of the Portfolio are entitled to receive the assets available for distribution belonging to the Portfolio, and a proportionate distribution, based upon the relative asset values of the respective portfolios of the Fund, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of the Portfolio are entitled to participate equally in the net distributable assets of the Portfolio on liquidation.

          Shareholders are entitled to one vote for each full share held and proportionate fractional votes for fractional shares held. Holders of all outstanding shares of the Portfolio will vote together in the aggregate.

          The Fund is not required, and currently does not intend, to hold annual meetings except as required by the 1940 Act or other applicable law. Upon the written request of the holders of 10% or more of the outstanding shares, the Fund will call a special meeting to vote on the question of removal of a director.

          Shares of the Fund's portfolios have noncumulative voting rights and, accordingly, the holders of more than 50% of the Fund's outstanding shares (irrespective of portfolio or class) may elect all of the Directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, shares of the Portfolio will be fully paid and nonassessable. Shares of the Portfolio will be issued without certificates.

Miscellaneous

          As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Portfolio means, with respect to the approval of the Portfolio's investment advisory or sub-advisory agreement or a change in a fundamental investment policy of the Portfolio, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Portfolio or
(b) 67% or more of the shares of the Portfolio present at a meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy.

                    INVESTMENT STRATEGIES, POLICIES AND RISKS

          The following discussion supplements the description of the investment objective and policies of the Portfolio described in the Prospectus. Although Conning Asset Management Company, the Portfolio's sub-adviser (the "Sub-Adviser"), will use its best efforts to achieve the investment objective of the Portfolio, there can be no assurance that it will be able to do so.

          The Sub-Adviser is an indirect subsidiary of GenAmerica Corporation, which is a wholly-owned subsidiary of Metropolitan Life Insurance Company. The Sub-Adviser makes investment decisions with respect to the Portfolio in accordance with the rules and regulations of the Securities and Exchange Commission ("SEC") for money market funds. The following descriptions illustrate the types of instruments in which the Portfolio invests.

          Banking Obligations. The Portfolio may purchase obligations of issuers in the banking industry, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Portfolio may invest in obligations of foreign banks or foreign branches of U.S. banks in amounts not in excess of 25% of its assets where the Sub-Adviser deems the instrument to present minimal credit risks. (See "Special Risk Considerations -- Risks Associated with Foreign Securities" below.) The Portfolio may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of the value of its total assets.

          Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

          Obligations of foreign banks and foreign branches of U.S. banks may include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs, which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

          Commercial Paper and Variable and Floating Rate Instruments. The Portfolio may invest in commercial paper, including asset-backed commercial paper representing interests in a pool of corporate receivables, dollar-denominated obligations issued by domestic and foreign bank holding companies, and corporate bonds. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.

          Instruments purchased by the Portfolio must meet the quality and maturity requirements of Rule 2a-7 under the 1940 Act as described in the Prospectus. The Portfolio may also invest in variable or floating rate notes that may have a stated maturity in excess of thirteen months but will, in any event, permit the Portfolio to demand payment of the principal of the instrument at least once every thirteen months upon no more than 30 days' notice (unless the instrument is guaranteed by the U.S. Government or an agency or instrumentality thereof). Such instruments may include variable amount master demand notes, which are unsecured instruments that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. Unrated variable and floating rate instruments will be determined by the Sub-Adviser (under the supervision of the Board of Directors) to be of comparable quality at the time of purchase to First Tier Eligible Securities as (defined in Rule 2a-7). There may be no active secondary market in the instruments, which could make it difficult for the Portfolio to dispose of an instrument in the event the issuer were to default on its payment obligation or during periods that the Portfolio could not exercise its demand rights. The Portfolio could, for these or other reasons, suffer a loss with respect to such instruments. Variable and floating rate instruments held by the

Portfolio will be subject to the Portfolio's 10% limitation on illiquid investments when the Portfolio may not demand payment of the principal amount within seven days and a liquid trading market is absent.

          Funding Agreements. The Portfolio may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed rate or a variable or floating interest rate that is based on an index and guaranteed for a set time period. Because there is no secondary market for these investments, any funding agreement purchased by the Portfolio will be regarded as illiquid. Funding agreements, together with other illiquid securities, will not constitute more than 10% of the Portfolio's net assets.

          Government Obligations. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. In addition, the Portfolio may, when deemed appropriate by the Sub-Adviser, invest in short-term obligations issued by state and local governmental issuers ("municipal obligations") that meet the quality requirements described in the Prospectus and, as a result of the Tax Reform Act of 1986, carry yields that are competitive with those of other types of money market instruments of comparable quality.

                           Special Risk Considerations

          Interest Rate Risk. Generally, the market value of fixed income securities, including municipal obligations, held by the Portfolio can be expected to vary inversely to changes in prevailing interest rates. During periods of declining interest rates, the market value of investment portfolios comprised primarily of fixed income securities will tend to increase, and during periods of rising interest rates, the market value will tend to decrease. Fixed income securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also offset the value of these investments. Fluctuations in the market value of fixed income securities subsequent to their acquisition will not offset cash income from such securities but will be reflected in the Portfolio's net asset value.

          Risks Associated with Foreign Securities. The Portfolio may acquire U.S. dollar-denominated securities of foreign corporations and certain types of bank instruments issued or supported by the credit of foreign banks or foreign branches of domestic banks where the Sub-Adviser deems the investments to present minimal credit risks. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

          There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S.-based companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S.-based companies. There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than there is in the United States. In the event of a default by the issuer of a foreign security, it may be more difficult to obtain or enforce a judgment against such issuer than it would be against a domestic issuer. In addition, foreign banks and foreign branches of U.S. banks are subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

                Other Investment Policies and Risk Considerations

          The investment policies described in the Prospectus and this Statement of Additional Information are among those which the Portfolio has the ability to utilize. Some of these policies may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular policy, method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

          Municipal Obligations. Subject to its investment policies and limitations, the Portfolio may invest in municipal obligations. Municipal obligations include debt obligations issued by governmental entities which obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities.

          The two principal classifications of municipal obligations are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Municipal obligations may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of a moral obligation bond is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

          There are, of course, variations in the quality of municipal obligations both within a particular classification and between classifications, and the yields on municipal obligations depend upon a variety of factors, including general conditions of the money market and/or the municipal bond market, the financial condition of the issuer, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of rating agencies, such as

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P"), represent their opinions as to the quality of municipal obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal obligations with the same maturity, interest rate and rating may have different yields while municipal obligations of the same maturity and interest rate with different ratings may have the same yield.

          The payment of principal and interest on most municipal securities purchased by the Portfolio will depend upon the ability of the issuers to meet their obligations. An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

          The Portfolio may also purchase general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other tax-exempt loans. Such instruments are issued in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues.

          Certain types of municipal obligations (private activity bonds) have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations are not payable from the unrestricted revenues of the issuer but rather from the general revenues of the users of such facilities. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Furthermore, payment of principal and interest on municipal obligations of certain projects may be secured by mortgages or deeds of trust. In the event of a default, enforcement of the mortgages or deeds of trust will be subject to statutory enforcement procedures and limitations, including rights of redemption and limitations on obtaining deficiency judgments. In the event of a foreclosure, collection of the proceeds of the foreclosure may be delayed, and the amount of proceeds from the foreclosure may not be sufficient to pay the principal of and accrued interest on the defaulted municipal obligations. Interest on private activity bonds, although free of regular federal income tax, may be an item of tax preference for purposes of the federal alternative minimum tax.

          Dividends paid by the Portfolio that are derived from interest on municipal obligations would be taxable to shareholders for federal income tax purposes.

          Variable and Floating Rate Instruments. As previously stated, the Portfolio may purchase variable and floating rate obligations. The Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such obligations and, for obligations subject to a demand feature, will monitor their financial status to meet payment on demand. The Portfolio will invest in such instruments only when the Sub-Adviser believes that any risk of loss due to issuer default is minimal. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or a variable or floating rate instrument scheduled on its face to be paid in 397 days or less, will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable or floating rate notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the time the Portfolio can recover payment of principal as specified in the instrument.

          Variable or floating rate obligations held by the Portfolio may have maturities of more than 397 days provided that: (i) the Portfolio is entitled to payment of principal at any time upon not more than 30 days' notice or at specified intervals not exceeding 397 days (upon not more than 30 days' notice);
(ii) the rate of interest on a variable rate instrument is adjusted automatically on set dates not exceeding 397 days, and the instrument, upon adjustment, can reasonably be expected to have a market value that approximates its par value; and (iii) the rate of interest on a floating rate instrument is adjusted automatically whenever a specified interest rate changes and the instrument, at any time, can reasonably be expected to have a market value that approximates its par value.

          Illiquid and Restricted Securities. The Portfolio will not invest more than 10% of the value of its net assets in illiquid securities. Repurchase agreements that do not provide for settlement within seven days, time deposits maturing in more than seven days, Section 4(2) paper (as discussed in the Prospectus), and securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act") but that may be purchased by institutional buyers pursuant to Rule 144A are subject to the 10% limit (unless the Sub-Adviser, pursuant to guidelines established by the Board of Directors, determines that a liquid market exists). The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for the resale of certain securities to qualified institutional buyers. The purchase of securities which can be sold under Rule 144A could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

          The Sub-Adviser monitors the liquidity of restricted securities in the Portfolio under the supervision of the Board of Directors. In reaching liquidity decisions, the Sub-Adviser may consider the following factors, although such factors may not necessarily be determinative:

(1) the unregistered nature of a security; (2) the frequency of trades and quotes for the security; (3) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (4) the trading markets for the security; (5) dealer undertakings to make a market in the security; and (6) the nature of the security and the nature of the marketplace trades (including the time needed to dispose of the security, methods of soliciting offers, and mechanics of transfer).

          U.S. Government Obligations. Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Portfolio. Certain U.S. Government securities held by the Portfolio may have remaining maturities exceeding thirteen months if such securities provide for adjustments in their interest rates no less frequently than every thirteen months.

          Examples of the types of U.S. Government obligations that may be held by the Portfolio include, in addition to U.S. Treasury bills, notes and bonds (including zero coupon bonds), the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration, Resolution Trust Corporation, and International Bank for Reconstruction and Development.

          Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.


          Stripped U.S. Government Obligations. The Portfolio may hold stripped U.S. Treasury securities, including (1) coupons that have been stripped from U.S. Treasury bonds, which are held through the Federal Reserve Bank's book-entry system called "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"), (2) through a program entitled "Coupon Under Book-Entry Safekeeping" ("CUBES") or (3) other stripped securities issued directly by agencies or instrumentalities of the U.S. Government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. Government that clear through the Federal Reserve System. The Portfolio may also purchase U.S. Treasury and agency securities that are stripped by brokerage firms and custodian banks and resold in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificates of Accrual on Treasury Securities" ("CATS"). Such securities may not be as liquid as STRIPS and CUBES and are not viewed by the staff of the SEC as U.S. Government securities for purposes of the 1940 Act.

          The stripped coupons are sold separately from the underlying principal, which is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Purchasers of stripped principal-only securities acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury Department sells itself. In the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder), the underlying U.S. Treasury bonds and notes themselves are held in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities, such as the Portfolio, most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities law purposes.

          The U.S. Government does not issue stripped Treasury securities directly. The STRIPS program, which is ongoing, is designed to facilitate the secondary market in the stripping of selected U.S. Treasury notes and bonds into separate interest and principal components. Under the program, the U.S. Treasury continues to sell its notes and bonds through its customary auction process. A purchaser of those specified notes and bonds who has access to a book-entry account at a Federal Reserve bank, however, may separate the Treasury notes and bonds into interest and principal components. The selected Treasury securities thereafter may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits the separate trading and ownership of the interest and principal payments.

          For custodial receipts, the underlying debt obligations are held separate from the general assets of the custodian and nominal holder of such securities, and are not subject to any right, charge, security interest, lien or claim of any kind in favor of or against the custodian or any person claiming through the custodian. The custodian is also responsible for applying all payments received on those underlying debt obligations to the related receipts or certificates without making any deductions other than applicable tax withholding. The custodian is required to maintain insurance for the protection of holders of receipts or certificates in customary amounts against losses resulting from the custody arrangement due to dishonest or fraudulent action by the custodian's employees. The holders of receipts or certificates, as the real parties in interest, are entitled to the rights and privileges of the underlying debt obligations, including the right, in the event of default in payment of principal or interest, to proceed individually against the issuer without acting in concert with other holders of those receipts or certificates or the custodian.

          Stripped securities are issued at a discount to their "face value" and may exhibit greater price volatility than ordinary debt securities because of the manner in which principal and interest is returned to investors. The Sub-Adviser will consider the liquidity needs of the Portfolio when any investments in zero coupon obligations or other principal-only obligations are made.

          Securities Lending. To increase return or offset expenses, the Portfolio may from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, or its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank that has at least $1.5 billion in total assets, or any combination thereof. The collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Portfolio. By lending its securities, the Portfolio can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. In accordance with current SEC policies, the Portfolio is currently limiting its securities lending to 33 1/3% of the value of its total assets (including the value of the collateral for the loans) at the time of the loan. Loans are subject to termination by the Portfolio or a borrower at any time.

          While the Portfolio would not have the right to vote securities on loan, the Portfolio intends to terminate the loan and regain the right to vote should this be considered important with respect to the investment. When the Portfolio lends its securities, it continues to receive interest or dividends on the securities loaned and may simultaneously earn interest on the investment of the cash collateral which will be invested in readily marketable, high quality, short-term obligations.

          Securities of Other Investment Companies. The Portfolio may invest in securities issued by other investment companies which invest in securities in which the Portfolio is permitted to invest and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Portfolio; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the Portfolio and other investment companies advised by the Adviser or Sub-Adviser. Investments in other investment companies will cause the Portfolio (and, indirectly, the Portfolio's shareholders) to bear proportionately the cost incurred in connection with the operations of such other investment companies. In addition, investment companies in which the Portfolio may invest may impose a sales or distribution change in connection with the purchase or redemption of their shares as well as other types of commissions or charges. Such charges will be payable by the Portfolio and, therefore, will be borne indirectly by its shareholders.

          When-Issued Purchases and Forward Commitments. The Portfolio may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Portfolio to purchase or sell securities at a stated price and yield with settlement beyond the normal settlement date. Such transactions permit the Portfolio to lock-in a price or yield on a security, regardless of future changes in interest rates. When-issued purchases and forward commitment transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the value of the security to be sold increases prior to the settlement date.

          When-issued and forward commitment transactions are made to secure what is considered to be an advantageous price or yield for the Portfolio. When the Portfolio agrees to purchase or sell securities on a when-issued or forward commitment basis, the Custodian (or sub-custodian) will maintain in a segregated account cash or liquid portfolio securities having a value (determined daily) at least equal to the amount of the Portfolio's commitments. In the case of a forward commitment to sell portfolio securities, the Custodian (or sub-custodian) will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

          The Portfolio does not intend to engage in such transactions for speculative purposes but only the purpose of acquiring portfolio securities. The Portfolio will make commitments to purchase securities on a when-issued basis or to purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Portfolio may dispose of or renegotiate a commitment after it is entered into and may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. In these cases, the Portfolio may realize a capital gain or loss.

          When the Portfolio engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Portfolio's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

          The value of the securities underlying such commitments to purchase or sell securities, and any subsequent fluctuations in their value, is taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets, and fluctuations in the value of the underlying securities are not reflected in the Portfolio's net asset value as long as the commitment remains in effect.

          The Portfolio expects that when-issued and forward commitment transactions will not exceed 25% of the value of its total assets (at the time of purchase) under normal market conditions. Because the Portfolio will set aside cash or liquid assets to satisfy its purchase commitments in the manner described above, the Portfolio's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase securities on a when-issued or forward commitment basis ever exceeded 25% of the value of its total assets.

          Repurchase Agreements. The Portfolio may agree to purchase U.S. Government securities from financial institutions such as banks and broker-dealers, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price ("repurchase agreements"). The Portfolio will enter into repurchase agreements only with financial institutions such as banks and broker-dealers that the Sub-Adviser believes to be creditworthy. During the term of any repurchase agreement, the Sub-Adviser will continue to monitor the creditworthiness of the seller and will require the seller to maintain the value of the securities subject to the agreement at not less than 102% of the repurchase price (including accrued interest). Default by a seller could expose the Portfolio to possible loss because adverse market action or possible delay in disposing of the underlying obligations. Because of the seller's repurchase obligations, the securities subject to repurchase agreements do not have maturity limitations. Although the Portfolio does not presently intend to enter into repurchase agreements providing for settlement in more than seven days, the Portfolio does have the authority to do so subject to its limitation on the purchase of illiquid securities described above. Repurchase agreements are considered to be loans under the 1940 Act.

          Reverse Repurchase Agreements. The Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the investment limitations described below. Pursuant to such agreements, the Portfolio would sell portfolio securities to financial institutions such as banks and broker-dealers and agree to repurchase them at an agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price which the Portfolio is obligated to pay. Whenever the Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account cash or other liquid assets in an amount equal to the repurchase price (plus accrued interest). Reverse repurchase agreements are considered to be borrowings by the Portfolio under the 1940 Act.

                            Portfolio Transactions

          Subject to the general control of the Fund's Board of Directors and under the supervision of the Portfolio's adviser, the Sub-Adviser is responsible for making decisions with respect to, and placing orders for, all purchases and sales of portfolio securities for the Portfolio. Securities purchased and sold by the Portfolio which are traded in the over-the-counter market are generally done so on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

          The Portfolio may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Portfolio will engage in this practice, however, only when the Sub-Adviser, in its sole discretion, believes such practice to be otherwise in the Portfolio's interests.

          Investment decisions for the Portfolio are made independently from those for other investment companies and accounts advised or managed by the Sub-Adviser. Such other investment companies and accounts may also invest in the same securities as the Portfolio. When a purchase or sale of the same security is made at substantially the same time on behalf of the Portfolio and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Sub-Adviser believes to be equitable to the Portfolio and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Portfolio or the size of the position obtained by the Portfolio. To the extent permitted by law, Sub-Adviser may aggregate the securities to be sold or purchased for the Portfolio with those to be sold or purchased for other investment companies or accounts in order to obtain best execution.

                              Portfolio Turnover

          The Portfolio's annual portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the Portfolio's securities. The calculation excludes all securities the maturities of which at the time of acquisition were thirteen months or less. Consequently, because the Portfolio is a money market fund, there is not expected to be any portfolio turnover for the Portfolio for regulatory reporting purposes.

                            Investment Limitations

          Except as otherwise noted in the Prospectus or this Statement of Additional Information, the Portfolio's investment policies are not fundamental and may be changed by the Fund's Board of Directors without shareholder approval. However, the Portfolio also has in place certain fundamental investment limitations, which are set forth below, which may be changed only by a vote of a majority of the outstanding shares of the Portfolio.

          The Portfolio may not:

          1. Make loans, except that the Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies, lend portfolio securities, and enter into repurchase agreements with respect to securities (together with any cash collateral) that are consistent with the Portfolio's permitted investments and that equal at all times at least 100% of the value of the purchase price.

          2. Borrow money or issue senior securities, except that the Portfolio may borrow from banks and the Portfolio may enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or

               10% of the value of the Portfolio's total assets at the time of such borrowing. The Portfolio will not purchase securities while its borrowings (including reverse repurchase agreements) are outstanding.

          3. Invest 25% or more of its total assets in one or more issuers conducting their principal business activities in the same industry, except that the Portfolio may invest more than 25% of its total assets in either government securities, as defined in the 1940 Act, or instruments of domestic banks.

          4. Purchase securities of any one issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the value of the Portfolio's total assets would be invested in such issuer, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation.

          5. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets, or where otherwise permitted by the 1940 Act.

          6. Purchase or sell real estate (the Portfolio may purchase commercial paper issued by companies which invest in real estate or interests therein).

          7. Purchase securities on margin, make short sales of securities or maintain a short position.

          8.   Underwrite the securities of other issuers.

          9. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs.

          10.  Write or purchase put or call options.

          In accordance with current regulations of the SEC, the Portfolio intends to invest no more than 5% of its total assets at the time of purchase in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities); provided, however, that the Portfolio may invest up to 25% of its total assets in the First Tier Eligible Securities (as defined in Rule 2a-7) of a single issuer for a period of up to three business days after the purchase thereof, provided, further that the Portfolio would not make more than one investment in accordance with the foregoing provision at any time. This intention is not, however, a fundamental policy of the Portfolio and may change in the event Rule 2a-7 is amended in the future.

                               PRICING OF SHARES


          The public offering price for shares of the Portfolio is based upon the net asset value per share. As stated in the Prospectus, the net asset value per share of the Portfolio is calculated by adding the value of all of the securities and other assets belonging to the Portfolio, subtracting the liabilities of the Fund that are attributable to the Portfolio, and dividing the result by the number of outstanding shares of the Portfolio. The determinations by the Board of Directors as to the allocable portion of general assets and liabilities with respect to the Portfolio are conclusive.

          The assets in the Portfolio are valued according to the amortized cost method of valuation. Pursuant to this method, an instrument is valued at its cost initially and, thereafter, a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the market price the Portfolio would receive if it sold the instrument. The value of securities in the Portfolio can be expected to vary inversely with changes in prevailing interest rates.

          The Portfolio invests only in instruments that present minimal credit risks and meet the ratings criteria described in the Prospectus. In addition, the Portfolio maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided
                                                                    --------
that the Portfolio will not purchase any security with a remaining maturity of
----
more than thirteen months (397 days) (securities subject to repurchase agreements and certain other securities may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity that exceeds 90 days. The Fund's Board of Directors has approved procedures that are intended to stabilize the Portfolio's net asset value per share at $1.00 for purposes of pricing sales and redemptions. These procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which the net asset value per share of the Portfolio calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from the Portfolio's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include, but are not limited to, selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; or utilizing a net asset value per share determined by using available market quotations. Although the Portfolio seeks to maintain its net asset value per share at $1.00, there can be no assurance that the net asset value per share will not vary.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

          Shares in the Portfolio are sold on a continuous basis by the Fund's distributor.

Purchase of Shares

          Shares of the Portfolio are sold without any sales charge through broker-dealers or other financial advisers acting on behalf of their customers. Generally, investors purchase shares through a broker-dealer organization which has a sales agreement with the Fund's distributor or through a financial organization which has entered into a servicing agreement with the Fund with respect to the Portfolio.

          Purchases may be effected on business days (as defined in the Prospectus). The Fund reserves the right to reject any purchase order, including purchases made with foreign and third party drafts or checks. On a business day when the Exchange closes early due to a partial holiday or otherwise, the Fund reserves the right to advance the times at which purchase and redemption orders must be received in order to be processed on that business day.

          All shareholders of record will receive confirmations of share purchases and redemptions in the mail. If shares are held in the name of broker-dealers or other financial organizations, such organization is responsible for transmitting purchase and redemption orders to the Fund on a timely basis, recording all purchase and redemption transactions, and providing regular account statements which confirm such transactions to beneficial owners.

Redemption of Shares

          As stated in the Prospectus, the Fund's transfer agent may require a signature guarantee by an eligible guarantor institution on written redemption requests. For purposes of this policy, the term "eligible guarantor institution" shall include banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings associations as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. The transfer agent reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or sent electronically to a commercial bank account previously designated on the account application. An investor with questions or needing assistance should contact his or her broker-dealer or financial adviser. Additional documentation may be required if the redemption is requested by a corporation, partnership, trust, fiduciary, executor, or administrator.

          During periods of substantial economic or market change or activity, telephone redemptions may be difficult to complete. In such event, shares may be redeemed by mailing the request directly to the organization through which the original shares were purchased.

          Under the 1940 Act, the Portfolio may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closing; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Portfolio may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

          The Portfolio may redeem shares involuntarily to reimburse the Portfolio for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Portfolio shares.

                               YIELD INFORMATION

          Yield figures will fluctuate, are based on historical earnings, and are not intended to indicate future performance. The methods used to compute the Portfolio's yields are described below.

          From time to time, performance information such as "yield" and "effective yield" for the Portfolio may be quoted in advertisements or in communications to shareholders. The "yield" quoted in advertisements refers to the income generated by an investment in the Portfolio over a specified period (such as a seven-day period) identified in connection with the particular yield quotation. This income is then "annualized." That is, the amount of income generated by the investment during that period is assumed to be generated for each such period over a 52-week or one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

          The Portfolio's "yield" and "effective yield" are calculated according to formulas prescribed by the SEC. Standardized 7-day "yield" is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the Portfolio having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7). The net change in the value of an account includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares, net of all fees, other than nonrecurring account or sales charges, that are charged by the Portfolio to all shareholder accounts in proportion to the length of the base period and the Portfolio's mean (or median) account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. "Effective yield" is computed by compounding the unannualized base period return (calculated as above) by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result. Based upon the same calculations, the Portfolio's 30-day yields and 30-day effective yields may also be quoted.

          Based on the foregoing calculations, (i) for the 7-day period ended October 31, 2000, the Portfolio's 7-day yield and 7-day effective yield were 5.94% and 6.11%, respectively, and (ii) for the 30-day period ended October 31, 2000, the Portfolio's 30-day yield was 5.83%.

          The Portfolio's quoted yields are not indicative of future yields and depend upon factors such as portfolio maturity, the Portfolio's expenses, and the types of instruments held by the Portfolio. Any account fees imposed by broker-dealers or other financial organizations would reduce the Portfolio's effective yield.

          Investors may judge the performance of the Portfolio by comparing it to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies. Such comparisons may be made by referring to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. Such comparisons may also be made by referring to data prepared by Lipper Analytical Services, Inc. (a widely recognized independent service which monitors the performance of mutual funds), Indata, Frank Russell, CDA, and the Bank Rate Monitor (which reports average yields for money market accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas). Other similar yield data, including comparisons to the performance of Firstar Bank repurchase agreements, or the average yield data for similar asset classes including but not limited to Treasury bills, notes and bonds, may also be used for comparison purposes. Comparisons may also be made to indices or data published in the following national financial publications:
Mutual Fund Forecaster, IBC's Money Fund Report(R), MorningStar, CDA/Wiesenberger, Money Magazine, Forbes, Fortune, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, U.S.A. Today and publications of Ibbotson Associates, Inc. and other publications of a local or regional nature. In addition to performance information, general information about the Portfolio that appears in a publication such as those mentioned above may be included in advertisements, supplemental sales literature and in reports to shareholders.

          From time to time, the Fund may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of inflation and the power of compounding); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for the Portfolio; (5) descriptions of investment strategies for the Portfolio; (6) descriptions or comparisons of various investment products, which may or may not include the Portfolio; (7) comparisons of investment products (including the Portfolio) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of rankings or ratings by recognized rating organizations. Such data are for illustrative purposes only and are not intended to indicate past or future performance results of the Portfolio. Actual performance of the Portfolio may be more or less than that noted in the hypothetical illustrations.

          Since performance will fluctuate, performance data for the Portfolio cannot necessarily be used to compare an investment in the Portfolio with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in the Portfolio, portfolio maturity, operating expenses, and market conditions. The current yield and performance of the Portfolio may be obtained by calling your broker-dealer or financial adviser.

                    ADDITIONAL INFORMATION CONCERNING TAXES

          The following summarizes certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussion here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisors with specific reference to their own tax situations.

          The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute out its income to shareholders each year, so that the Portfolio itself generally will be relieved of federal income and excise taxes. If the Portfolio were to fail to so qualify: (1) the Portfolio would be taxed at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction.

          Dividends declared by the Portfolio in October, November, or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year, if such dividends are actually paid during January of the following year.

          The Portfolio may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross sale proceeds paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to backup withholding by the Internal Revenue Service for prior failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

          A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income each year to avoid liability for this excise tax.

                            MANAGEMENT OF THE FUND

Directors and Officers

          The business and affairs of the Portfolio are managed under the direction of Fund's Board of Directors in accordance with the laws of Maryland and the Fund's Articles of Incorporation. The directors and executive officers of the Fund, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:


                                                           Principal Occupations
                                     Position with         During Past 5 years
Name and Address                     the Fund              and other affiliations
-----------------                    -------------         ----------------------
Jerry V. Woodham*                    Chairman of the       Treasurer, St. Louis University, August 1996
St. Louis University                 Board, President      to present; Treasurer, Washington
3500 Lindell Blvd.                   and Director          University, 1981 to 1995.
Fitzgerald Hall
St. Louis, MO  63103
Age:  57

Robert M. Cox, Jr.                   Director              Senior Vice President, Emerson Electric Co.
Emerson Electric Co.                                       since November, 1990.
8000 W. Florissant Ave.
P.O. Box 4100
St. Louis, MO  63136-8506
Age:  55

Joseph J. Hunt                       Director              General Vice-President, International
Iron Workers International Union                           Association of Bridge, Structural and
1750 New York Avenue, N.W.                                 Ornamental Iron Workers (International Labor
Suite 700                                                  Union), January 1994 to present.
Washington, DC  20006
Age:  58

James C. Jacobsen                    Director              Director, Kellwood Company, (manufacturer
Kellwood Company                                           of wearing apparel and camping softgoods)
600 Kellwood Parkway                                       since 1975; Vice Chairman, Kellwood Company
Chesterfield, MO  63017                                    since May, 1989.
Age:  65


------------------
*   Mr. Woodham is an "interested person of the Fund as defined in the 1940 Act.


                                                           Principal Occupations
                                     Position with         During Past 5 years
Name and Address                     the Fund              and other affiliations
-----------------                    -------------         ----------------------
Donald E. Brandt                     Director              Senior Vice President, Finance Ameren
Ameren Corporation                                         Corporation, Director, Huntco, Inc.
P.O. Box 66149                                             (intermediate steel processors).
St. Louis, MO  63166
Age:  46

Ronald D. Winney*                    Director and          Private Investor; Treasurer, Ralston Purina
1111 N. Oxfordshere Drive            Treasurer             Company, 1985-1999.
Edwardsville, Illinois 62025
Age:  58

W. Bruce McConnel, III*              Secretary             Partner of the law firm of Drinker Biddle &
One Logan Square                                           Reath LLP, Philadelphia, Pennsylvania since
18th and Cherry Streets                                    1977.
Philadelphia, PA  19103-6996
Age:  57

Laura J. Rauman                      Vice President        Senior Vice President, FIRMCO since 1995;
777 E. Wisconsin Avenue,                                   Vice President of Firstar Funds since
Suite 800                                                  1998; Senior Auditor, Price Waterhouse,
Milwaukee, WI 53202                                        LLP, prior to 1995.
Age 32

Joseph C. Neuberger*                 Vice President and    Employee of Firstar Mutual Fund Services,
615 E. Michigan Street               Assistant Treasurer   LLC.
2nd Floor
Milwaukee, WI  53202
Age:  38

Katharine A. Harwood*                Assistant Secretary   Employee of Firstar Mutual Fund Services,
615 E. Michigan Street                                     LLC.
2nd Floor
Milwaukee, WI  53202
Age:  26

* Messrs. Winney, McConnel and Neuberger and Mmes. Harwood and Raumen are "interested persons" of the Fund as defined in the 1940 Act.
-------------------

          Each director receives an annual fee of $10,000 plus reimbursement of expenses incurred as a director. The Chairman of the Board and President of the Fund receives an additional annual fee of $5,000 for his services in these capacities. For the period December 1,

1999 through October 31, 2000, the Fund paid or accrued for the account of its directors as a group, for services in all capacities, a total of $60,000. Drinker Biddle & Reath LLP, of which Mr. McConnel is a partner, receives legal fees as counsel to the Fund. As of the date of this Statement of Additional Information, the directors and officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.

          The following chart provides certain information about the fees received by the Fund's directors for their services as members of the Board of Directors and committees thereof for the period December 1, 1999 through October 31, 2000:

                                                            Pension or
                                                            Retirement                   Total
                                    Aggregate            Benefits Accrued             Compensation
                                   Compensation           as Part of Fund          from the Fund and
      Name of Director            from the Fund                Expense                Fund Complex*
      ----------------            -------------          -----------------         ------------------
Jerry V. Woodham                     $15,000                    N/A                     $15,000
Donald E. Brandt                     $10,000                    N/A                     $10,000
Robert M. Cox, Jr.                   $ 7,500                    N/A                     $ 7,500
Joseph J. Hunt                       $ 7,500                    N/A                     $ 7,500
James C. Jacobsen                    $10,000                    N/A                     $10,000
Patrick J. Moore**                   $ 2,500                    N/A                     $ 2,500
Ronald D. Winney                     $ 7,500                    N/A                     $ 7,500


*     The "Fund Complex" consists solely of the Fund.
**    Mr. Moore resigned as a director of the Fund on January 4, 2000.

Investment Adviser and Sub-Adviser

          Firstar Investment and Research Management Company, LLC ("FIRMCO") serves as investment adviser to the Portfolio as a result of FIRMCO's acquisition of all of the assets and liabilities of the Portfolios' former adviser, Mississippi Valley Advisors Inc. ("MVA"), into FIRMCO on March 1, 2000. FIRMCO is a subsidiary of Firstar Corporation, a banking and financial services organization. Prior to September 17, 1999, MVA was an indirect wholly-owned subsidiary of Mercantile Bank Corporation Inc. On September 17, 1999, Mercantile Bancorporation Inc. merged into Firstar Corporation. For the services provided and expenses assumed pursuant to the investment advisory agreement, FIRMCO is entitled to receive fees, computed daily and payable monthly, at the annual rate of .40% of the first $1.5 billion of the Portfolio's average daily net assets,
 .35% of the next $1.0 billion of net assets and .25% of net assets in excess of $2.5 billion. For the December 1, 1999 through October 31, 2000, FIRMCO and/or MVA was paid $326,674 in advisory fees (after waivers). For the same period, FIRMCO and/or MVA waived $350,098 in advisory fees. For the period February 16, 1999

(commencement of operations) through November 30, 1999, MVA was paid $151,273 in advisory fees (after waivers). For the same period, MVA waived $210,114 in advisory fees.


          In addition, Conning Asset Management Company (the "Sub-Adviser") serves as sub-adviser to the Portfolio. The Sub-Adviser is an indirect subsidiary of GenAmerica Corporation, a financial services holding company, which in turn is a wholly-owned subsidiary of Metropolitan Life Insurance Company. For the services provided and expenses assumed pursuant to its sub-advisory agreement with the Adviser, the Sub-Adviser receives from the Adviser a fee, computed daily and payable monthly, at the annual rate of .30% of the first $1.5 billion of the Portfolio's average daily net assets, .25% of the next $1.0 billion of net assets and .15% of net assets in excess of $2.5 billion. For the period December 1, 1999 through October 31, 2000, the Sub-Adviser received $230,598 in sub-advisory fees (after waivers). For the period February 16, 1999 (commencement of operations) through November 30, 1999, the Sub-Adviser received $106,142 in sub-advisory fees (after waivers).

          The Adviser and Sub-Adviser may from time to time voluntarily reduce all or a portion of their respective advisory and sub-advisory fees to increase the net income of the Portfolio available for distribution as dividends. These voluntary fee reductions will cause the return of the Portfolio to be higher than it would otherwise be in the absence of such reductions.

          Pursuant to the advisory and sub-advisory agreements, the Adviser and the Sub-Adviser have agreed to provide investment advisory and sub-investment advisory services, respectively, as described in the Portfolio's Prospectus. The Adviser and Sub-Adviser have agreed to pay all expenses incurred by them in connection with their activities under their respective agreements other than the cost of securities, including brokerage commissions, if any, purchased for the Portfolio.

          The investment advisory and sub-advisory agreements provide that the Adviser and Sub-Adviser, respectively, shall not be liable for any error of judgment or mistake of law or for any loss suffered in connection with the performance of their respective agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder.

Co-Administrators

          Effective January 1, 2000, BISYS Fund Services Ohio, Inc. ("BISYS"), a subsidiary of BISYS Group, located at 3435 Stelzer Road, Columbus, Ohio 43219, and Firstar Mutual Fund Services, LLC ("Firstar"), a subsidiary of Firstar Corporation, located at 615 E. Michigan Street, Milwaukee, WI 53202, serve as the Portfolios' co-administrators (the "Co-Administrators").

          For the period from January 1, 2000 through March 31, 2000, the following are some of the services jointly provided by the Co-Administrators to the Portfolio: providing personnel and supervision of an office facility to receive purchase, exchange and redemption orders via the Fund's toll-free telephone lines; providing information and distributing written communications concerning the Portfolio to its shareholders of record, and assisting in handling shareholder problems and calls; monitoring the Fund's arrangements with respect to services provided by certain institutional shareholders ("Service Organizations") under its Shareholder Services Plan for the Portfolio, including monitoring and reviewing the services rendered by Service Organizations to their customers who are the record or beneficial owners of such shares, pursuant to agreements between the Fund and such Service Organizations; furnishing statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; and assisting in monitoring of regulatory and legislative developments which may affect the Fund. For the same period, the following are some services provided by Firstar to the Portfolio: completing blue sky compliance starting January 10, 2000; monitoring compliance with Subchapter M of Internal Revenue Code; monitoring fidelity bond coverage; monitoring directors' and officers' liability coverage; and monitoring expense ratios/budget expenses. For the same period, the following are some services provided by BISYS to the Portfolio: preparing annual reports to the SEC on Form N-SAR; compiling data for, and assisting in preparation for execution and filing by the Fund, all of the Fund's federal and state tax returns and required tax filings other than those required to be made by the Company's custodian or transfer agent; assisting in preparation and filing of Rule 24f-2 Notices; and mailing all communications by the Fund to its shareholders to their authorized representatives.

          For the period beginning April 1, 2000, Firstar has agreed to maintain office facilities for the Portfolio, furnish the Portfolio with statistical and research data, clerical, accounting, and certain bookkeeping services, stationery and office supplies, and certain other services required by the Portfolio, and to compute the net asset value and net income of the Portfolio. Firstar prepares annual and semi-annual reports to the SEC on Form N-SAR, compiles data for and prepares federal and state tax returns and required tax filings other than those required to be made by the Fund's custodian and transfer agent, prepares the Fund's compliance filings with state securities commissions, maintains the registration or qualification of shares for sale under the securities laws of any state in which the Fund's shares shall be registered, assists in the preparation of annual and semi-annual reports to shareholders of record, participates in the periodic updating of the Fund's Registration Statement, prepares and assists in the timely filing of notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act, arranges for and bears the cost of processing share purchase, exchange and redemption orders, keeps and maintains the Portfolio's financial accounts and records including calculation of daily expense accruals, monitors compliance procedures for the Portfolio with its investment objective, policies and limitations, tax matters, and applicable laws and regulations, and generally assists in all aspects of the Portfolio's operations. For the same period, BISYS has agreed to assist in responding to examination letters received from the SEC; review prospectus and supplements to prospectus as prepared by counsel to the Fund; and reviewing Board agendas and participate in Board meetings.

          Effective January 1, 2000, the Fund will pay the Co-Administrators jointly a fee, computed daily and payable monthly, with respect to the Portfolio at the annual rate of .20% of the average daily net assets of the Portfolio. The Co-Administrators have agreed to bear all expenses in connection with the performance of their services, except that the Portfolio bears any expenses incurred in connection with any use of a pricing service to value portfolio securities.

          Prior to January 1, 2000, BISYS served as the sole administrator to the Fund. BISYS generally assisted in all aspects of the Portfolio's administration and operation and also monitored and performed other services pertaining to the Fund's arrangements under the Administrative Services Plan described below. For its services, the BISYS was entitled to receive a fee, computed daily and payable monthly, at the annual rate of .20% the Portfolio's average daily net assets.

          The aggregate administration fee (net of waivers) paid with respect to the Portfolio for the period December 1, 1999 through October 31, 2000 was $96,081. For the same period, the corresponding effective rate of administration fees was 0.05% of the Portfolio's average daily net assets. The aggregate administration fee (net of waivers) paid with respect to the Portfolio for the period February 16, 1999 (date of commencement of operations) through November 30, 1999 was $45,174. For the same period, the corresponding effective rate of administration fees was .05% of the Portfolio's average daily net assets.

Distributor

          Shares in the Portfolio are sold continuously by BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of BISYS, a
Co-Administrator of the Portfolio. The Distributor is a registered broker-dealer with principal offices at 3435 Stelzer Road, Columbus, Ohio 43219.

Shareholder Services Plan

          The Fund has adopted a Shareholder Services Plan (the "Plan") with respect to the Portfolio. Under the Plan, the Portfolio may pay (a) broker-dealers, financial advisers and other institutions ("Service Organizations") for shareholder liaison services, which means personal services for shareholders and/or the maintenance of shareholder accounts, such as responding to customer inquiries and providing information on accounts, and (b) Service Organizations for administrative support services, which include but are not limited to (i) transfer agent and sub-transfer agent services for beneficial owners of shares of the Portfolio; (ii) aggregating and processing purchase and redemption orders; (iii) providing beneficial owners with statements showing their position in shares of the Portfolio; (iv) processing dividend payments;
(v) providing sub-accounting services for shares of the Portfolio held beneficially; (vi) forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and updating prospectuses to beneficial owners; and (vii) receiving, translating and transmitting proxies executed by beneficial owners.

          Under the Plan, payments by the Fund to a Service Organization for shareholder liaison services and/or administrative support services may not exceed the annual rates of .25% and .50%, respectively, of the average daily net assets attributable to the Portfolio's outstanding shares which are owned of record or beneficially by that Service Organization's customers for whom the Service Organization is the dealer of record or shareholder of record or with whom it has a servicing relationship. As of the date of this Statement of Additional Information, the Fund intends to limit the Portfolio's payments for shareholder liaison and administrative support services under the Plan to an aggregate fee of not more than .66% (on an annualized basis) of the average daily net asset value of shares owned of record or beneficially by customers of Service Organizations. For the period December 1, 1999 through October 31, 2000, the Portfolio paid $1,440,803 in shareholder servicing fees under the Plan, all of which was paid to affiliates of Conning. For the period February 16, 1999 (commencement of operations) through November 30, 1999, the Portfolio paid $587,179 (net of waivers) in shareholder servicing fees under the Plan, all of which was paid to affiliates of Conning.


          The servicing agreements adopted under the Shareholder Services Plan (the "Servicing Agreements") require the Service Organizations receiving such compensation (which may include affiliates of the Adviser and Sub-Adviser) to perform certain services, including providing shareholder liaison services and/or administrative support services with respect to the beneficial owners of shares of the Portfolio, such as those described above.

          Under the Servicing Agreements and upon notice to the Fund, a Service Organization may subcontract with one or more entities for the performance of certain services provided under its Servicing Agreement with the Fund. Such Service Organization shall be as fully responsible to the Fund for the acts or omissions of any subcontractor as it would be for its own acts or omissions. The fees payable to any sub-contractor are paid by the Service Organization out of the fees it receives from the Fund.

          The Fund understands that Service Organizations providing such services may also charge fees to their customers beneficially owing shares of the Portfolio. These fees would be in addition to any amounts which may be received by such a Service Organization under its Servicing Agreement with the Fund. The Fund's Servicing Agreements require a Service Organization to disclose to its customers any compensation payable to the Service Organization by the Portfolio and any other compensation payable by its customers in connection with their investment in shares of the Portfolio. Customers of such a Service Organization receiving servicing fees should read the Portfolio's Prospectus and this Statement of Additional Information in light of the terms governing their accounts with their Service Organization.

          The Board of Directors has approved the Plan and its respective arrangements with Service Organizations based on information provided by the Fund's service contractors that there is a reasonable likelihood that the Plan and arrangements will benefit the Portfolio and its shareholders. Pursuant to the Plan, the Board of Directors reviews, at least quarterly, a written report of the amounts of servicing fees expended pursuant to the Plan and the purposes for which the expenditures were made. Any material amendment to the Plan or arrangements with Service Organizations must be approved by a majority of the Board of Directors.

Custodian and Transfer Agent

          Firstar Bank, N.A. subsidiary of Firstar Corporation, with principal offices located at 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian of the Portfolio's assets. Effective March 20, 2000, Firstar Mutual Fund Services LLC, with principal offices at 615 E. Michigan Street, Milwaukee, WI 53202, serves as the Portfolio's transfer agent and dividend disbursing agent (the "Transfer Agent"). Prior to March 20, 2000, BISYS Fund Services Ohio, Inc. ("BISYS") located at 3435 Stelzer Road, Columbus, Ohio 43219, served as the Fund's transfer agent and dividend disbursing agent.

          Under the Transfer Agent Servicing Agreement, the Transfer Agent has agreed to (i) process shareholder purchase and redemption orders; (ii) maintain shareholder records for each of the Portfolios' shareholders; (iii) process transfers and exchanges of shares of the Portfolios; (iv) issue periodic statements for each of the Portfolios' shareholders; (v) process dividend payments and reinvestments; (vi) assist in the mailing of shareholder reports and proxy solicitation materials; and (vii) make periodic reports to the Fund's Board of Directors concerning the operations of each Portfolio. Prior to March 20, 2000, such services were provided to the Portfolio by BISYS.

Regulatory Matters

          Conflict of interest restrictions may apply to the receipt of compensation paid pursuant to a Servicing Agreement by a Portfolio to a financial intermediary in connection with the investment of fiduciary funds in a Portfolio's Shares. Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, should consult legal counsel before entering into Servicing Agreements.

Expenses

          Except as noted above, the Fund's service contractors bear all expenses in connection with the performance of their services. Expenses are deducted from the total income of the Portfolio before dividends and distributions are paid. These expenses include, but are not limited to, fees paid to the Adviser and Administrator, transfer agency fees, fees and expenses of officers and directors who are not affiliated with the Adviser or the Distributor, taxes, interest, legal fees, custodian fees, auditing fees, shareholder servicing fees, certain fees and expenses in registering and qualifying the Portfolio and its shares for distribution under federal and state securities laws, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, the expense of reports to shareholders, shareholders' meetings and proxy solicitations, fidelity bond and directors' and officers' liability insurance premiums, the expense of using independent pricing services and other expenses which are not expressly assumed by the Adviser, Sub-Adviser, Distributor or Administrator under their respective agreements with the Fund. The Fund also pays for brokerage fees, commissions and other transaction charges, if any, in connection with the purchase and sale of portfolio securities. Any general expenses of the Fund that are not readily identifiable as belonging to a particular portfolio will be allocated among all portfolios by or under the direction of the Board of Directors in a manner the Board determines to be fair and equitable.

                             INDEPENDENT AUDITORS

          PricewaterhouseCoopers LLP, with offices at 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin, 53202, serves as independent auditors for the Fund. PricewaterhouseCoopers LLP has been engaged to perform an annual audit of the Fund's financial statements. Reports of its activities are provided to the Fund's Board of Directors.

                                    COUNSEL

          Drinker Biddle & Reath LLP (of which W. Bruce McConnel, III, Secretary of the Fund, is a partner), One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Fund and will pass upon certain legal matters on its behalf.

                                 MISCELLANEOUS

          As of January 31, 2001, Pershing, a division of Donaldson, Lufkin & Jenrette Corp., as Agent-Omnibus Account, One Pershing Plaza, Jersey City, NJ 07399-0002, held of record 99.98% of the Portfolio's outstanding shares as fiduciary or agent on behalf of its customers.

          On the basis of information received from these institutions, the Fund believes that substantially all of the shares owned of record were also beneficially owned by these institutions because they possessed or shared voting or investment power with respect to such shares on behalf of their underlying accounts.

                             FINANCIAL STATEMENTS

          The Portfolio's Annual Report to Shareholders dated October 31, 2000 has been filed with the Securities and Exchange Commission. The financial statements in such Annual Report are incorporated by reference into this Statement of Additional Information. The financial statements as of and for the period ended October 31, 2000 included in the Annual Report have been audited by the Fund's independent accountants, PricewaterhouseCoopers LLP, whose report thereon also appears in the Annual Report and is incorporated by reference. The financial statements in the Annual Report incorporated by reference in this Statement of Additional Information as of and for the period ended November 30, 1999 were audited by the Fund's former independent auditors, KPMG LLP, whose report dated January 21, 2000 is also incorporated herein for reference.
The financial statements in the Annual Reports have been incorporated herein in reliance upon the reports given upon the authority of such firms as experts in accounting and auditing.

                                  APPENDIX A

Commercial Paper Ratings
------------------------

          A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

          "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

          "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

          "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

          "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

          "Prime-1" - Issuers (or supporting institutions) have a superior for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

          "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

          "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

          "Not Prime" - Issuers do not fall within any of the Prime rating categories.

          Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

          "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

          "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

          "D" - Securities are in actual or imminent payment default.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

          The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

          "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

          "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

          "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

          "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


          "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

          "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

          "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

          "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

          "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

          "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          "Caa " - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

          "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

          "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

          "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

          "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

          "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

          Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


Municipal Note Ratings
----------------------

          A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

          "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

          "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

          Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

          "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

          "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

          "MIG-3"/"VMIG-3" - This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

          "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

          Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                   FORM N-1A

                          PART C. OTHER INFORMATION
                          --------------------------

Item 23.  Exhibits
--------  --------


     (a)  (1)   Articles of Incorporation dated September 9, 1982./2/

          (2) Articles Supplementary to Registrant's Articles of Incorporation dated October 28, 1982./2/

          (3) Articles Supplementary to Registrant's Articles of Incorporation dated December 22, 1987./2/

          (4) Articles Supplementary to Registrant's Articles of Incorporation dated as of October 30, 1990./2/

          (5) Articles Supplementary to Registrant's Articles of Incorporation dated as of November 9, 1990./2/

          (6) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 19, 1991./2/

          (7) Certificate of Correction dated April 30, 1991 to Articles Supplementary dated as of March 19, 1991./2/

          (8) Articles Supplementary to Registrant's Articles of Incorporation dated as of June 25, 1991./2/

          (9) Articles Supplementary to Registrant's Articles of Incorporation dated as of November 15, 1991./2/

          (10) Articles Supplementary to Registrant's Articles of Incorporation dated as of January 26, 1993./2/

          (11) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 23, 1993./2/

          (12) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 7, 1994./2/

          (13) Certificate of Correction dated October 17, 1994 to Articles Supplementary dated as of March 8, 1994 to Registrant's Articles of Incorporation./2/

          (14) Articles Supplementary to Registrant's Articles of Incorporation dated as of February 22, 1995./2/

          (15) Articles Supplementary to Registrant's Articles of Incorporation dated as of April 17, 1995./2/

          (16) Articles Supplementary to Registrant's Articles of Incorporation dated June 27, 1995./2/

          (17) Articles Supplementary to Registrant's Articles of Incorporation dated September 18, 1995./2/

          (18) Articles Supplementary to Registrant's Articles of Incorporation dated August 30, 1996./4/

          (19) Articles Supplementary to Registrant's Articles of Incorporation dated February 3, 1997./6/

          (20) Articles Supplementary to Registrant's Articles of Incorporation dated June 17, 1997./9/

          (21) Articles Supplementary to Registrant's Articles of Incorporation dated October 29, 1997./11/

          (22) Articles Supplementary to Registrant's Articles of Incorporation dated March 23, 1998./14/

          (23) Articles Supplementary to Registrant's Articles of Incorporation dated September 17, 1998./14/

     (b) Restated and Amended By-Laws as approved and adopted by Registrant's Board of Directors./5/

     (c) See Article VI of Registrant's Articles of Incorporation, incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on February 28, 1996 and Articles I and IV of Registrant's Restated and Amended By-Laws, incorporated by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 30, 1997.

     (d) (1) Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. dated April 1, 1991./2/

          (2) Addendum No. 1 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Treasury Money Market Portfolio, dated September 27, 1991./2/

          (3) Addendum No. 2 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Small Cap Equity (formerly Emerging Growth) Portfolio, dated April 1, 1992./2/

          (4) Addendum No. 3 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Balanced Portfolio dated April 1, 1993./2/

          (5) Addendum No. 4 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. dated March 15, 1994./2/

          (6) Addendum No. 5 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Short-Intermediate Municipal Portfolio dated July 10, 1995./2/

          (7) Addendum No. 6 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995./2/

          (8) Addendum No. 7 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly Short-Intermediate Corporate Bond) Portfolios dated November 15, 1996./5/

          (9) Addendum No. 8 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997./6/

          (10) Addendum No. 9 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Growth Equity Portfolio dated November 21, 1997./11/

          (11) Addendum No. 10 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Small Cap Equity Index Portfolio dated December 29, 1998./15/

          (12) Addendum No. 11 to Amended and Restated Advisory Agreement between the Registrant and Mississippi Valley Advisors Inc. with respect to the Conning Money Market Portfolio dated February 12, 1999./16/

          (13) Sub-Advisory Agreement between Mississippi Valley Advisors Inc. and Clay Finlay Inc. dated August 29, 1996./4/

          (14) Sub-Advisory Agreement between Mississippi Valley Advisors Inc. and Conning Asset Management Co. with respect to the Conning Money Market Portfolio dated February 12, 1999./16/


          (15) Sub-Advisory Agreement between Mississippi Valley Advisors, Inc. and Conning Asset Management Company dated January 6, 2000./18/

          (16) Interim Sub-Advisory Agreement between Firstar Investment Research and Management Company, LLC and Clay Finlay Inc. dated September 25, 2000./20/

          (17) Sub-Advisory Agreement between Firstar Investment Research and Management Company, LLC and Clay Finlay Inc. dated October 13, 2000./20/

     (e) (1) Distribution Agreement between Registrant and The Winsbury Company Limited Partnership dated October 1, 1993./13/

          (2) Addendum No. 1 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the ARCH International Equity Portfolio dated March 15, 1994./13/

          (3) Addendum No. 2 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to Investor B Shares of the non-money market Portfolios dated March 1, 1995./13/

          (4) Addendum No. 3 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio dated July 10, 1995./13/

          (5) Addendum No. 4 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995./2/

          (6) Addendum No. 5 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly Short-Intermediate Corporate Bond) Portfolios dated November 15, 1996./5/

          (7) Addendum No. 6 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997./6/

          (8) Addendum No. 7 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Growth Equity and Small Cap Equity Index Portfolios dated November 21, 1997./11/

          (9) Addendum No. 8 to Distribution Agreement between Registrant and BISYS Fund Services with respect to Trust II Shares of the Money Market Portfolios dated November 2, 1998./15/

          (10) Addendum No. 9 to Distribution Agreement between the Registrant and BISYS Fund Services with respect to the Conning Money Market Portfolio dated February 12, 1999./16/

          (11) Amendment No. 1 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership dated as of September 29, 1995./1/

     (f)  None.

     (g) (1) Custodian Agreement between Registrant and Mercantile Bank of St. Louis National Association dated as of April 1, 1992./13/

          (2) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association dated April 1, 1995./13/

          (3) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association dated July 10, 1995./13/

          (4) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association dated September 29, 1995./2/

          (5) Custody Fee Agreement between Registrant and Mercantile Bank National Association dated November 15, 1996./5/

          (6) Custody Fee Agreement between Registrant and Mercantile Bank National Association dated February 14, 1997./6/

          (7) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association dated November 21, 1997./11/

          (8) Custody Fee Agreement between Registrant and Mercantile Bank National Association dated February 12, 1999./16/

          (9) Securities Lending Amendment dated August 4, 1994 to Custodian Agreement dated April 1, 1992 between Registrant and Mercantile Bank of St. Louis National Association./13/

          (10) Assignment and Delegation of Custodian Agreement between Mercantile Bank National Association and Mercantile Trust Company National Association dated December 1, 1998./15/

          (11) Global Sub-Custodian Agreement among Bankers Trust Company of New York, Registrant and Mercantile Bank of St. Louis National Association dated as of April 1, 1994./13/

          (12) Foreign Custody Delegation Agreement between the Registrant and Bankers Trust Company of New York dated December 4, 1998./15/


     (h) (1) Co-Administration Agreement between Registrant, Firstar Mutual Fund Services, LLC ("Firstar") and BISYS Fund Services Ohio, Inc. ("BISYS") dated January 1, 2000./18/

          (2) Transfer Agent Servicing Agreement between Registrant and Firstar Mutual Fund Services, LLC./19/

          (3) Administrative Services Plan (Trust Shares) and Form of Agreement./8/

          (4) Administrative Services Plan (Institutional Shares) and Form of Agreement./8/

          (5) Shareholder Services Plan and Form of Servicing Agreement with respect to the Conning Money Market Porfolio./14/

          (6) Agreement and Plan of Reorganization between Registrant and Arrow Funds./9/

          (7) Credit Agreement between Registrant, Firstar Funds, Inc. and The Chase Manhattan Bank dated December 29, 1999./19/


      (i) (1)  Opinion and consent of counsel./13/

          (2)  Opinion and consent of counsel./14/

      (j) (1)  Consent of Drinker Biddle & Reath  LLP./20/

          (2)  Consent of KPMG LLP./20/

          (3)  Consent of PricewaterhouseCoopers LLP./20/

          (4)  Independent Auditors' Report of KPMG LLP dated January 21, 2000.


      (k)      None.



      (l) (1) Purchase Agreement between Registrant and Sheraton/American Express Inc. dated November 23, 1982./13/

          (2) Purchase Agreement between Registrant and The Winsbury Service Corporation dated April 1, 1994./13/

          (3) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of February 28, 1995./13/

          (4) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of July 7, 1995./13/

          (5) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated September 29, 1995./2/

          (6) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated November 14, 1996./5/

          (7) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated February 6, 1997./6/

          (8) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1997./6/

          (9) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated April 30, 1997./7/

          (10) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated November 21, 1997./11/

          (11) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated December 29, 1998./15/

          (12) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 12, 1999./16/

     (m) (1) Distribution and Services Plan (Investor A Shares) under Rule 12b-1 and Form of Agreement./8/

          (2) Distribution and Services Plan (Investor B Shares) under Rule 12b-1 and Form of Agreement./8/


     (n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System./16/

     (p)  (1)  Code of Ethics of Mercantile Mutual Funds, Inc./19/


          (2) Code of Ethics of Firstar Investment Research & Management Company, LLC./19/

          (3)  Code of Ethics of Clay Finlay, Inc./19/

          (4)  Code of Ethics of BISYS Fund Services./19/

1. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 2, 1996.

2. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on February 28, 1996.

3. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 28, 1996.

4. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on October 8, 1996.

5. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 30, 1997.

6. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 31, 1997.

7. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on May 28, 1997.

8. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on June 18, 1997.

9. Filed electronically as an Exhibit and incorporated herein by reference to Registrant's Registration Statement on Form N-14 (File No. 333-33423) on August 12, 1997.

10. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on August 29, 1997.

11. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 29, 1998.

12. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 30, 1998.

13. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 31, 1998.

14. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on November 5, 1998.

15. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 28, 1999.

16. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 30, 1999.

17. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on September 7, 1999.

18. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 50 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 31, 2000.

19. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 31, 2000.

20.  A copy of such Exhibit is filed electronically herein.



Item 24.  Persons Controlled By or Under Common Control with Fund
          --------------------------------------------------------

     Not applicable.


Item 25.  Indemnification
          ---------------

     Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in
     Section 7 of the Distribution Agreement, incorporated herein by reference as Exhibit (e)(1), in Section 24 of the Custodian Agreement, incorporated herein by reference as Exhibit (g)(1) and in Section 8 of the Transfer Agency Agreement filed herein as Exhibit (h)(2). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.


     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

A. Firstar Investment Research & Management Co., LLC is registered as an investment adviser with the Securities and Exchange Commission and is responsible for providing advisory services to each of Registrant's investment portfolios.

B. The information required by this Item 26 with respect to each Director and Officer of Firstar Investment Research & Management Co., LLC is incorporated by reference to Form ADV and Schedules A and D filed by Firstar Investment Research & Management Co., LLC with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-28084).

C. Clay Finlay Inc. is registered as an investment adviser with the Securities and Exchange Commission and provides sub-advisory services to the Registrant's International Equity Portfolio.

D. The information required by this Item 26 with respect to each Director and Officer of Clay Finlay Inc. is included in Form ADV and Schedules A and D filed by Clay Finlay Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-17316).

E. Conning Asset Management Co. is registered as an investment adviser with the Securities and Exchange Commission and provides sub-advisory services to the Registrant's Conning Money Market Portfolio.

F. The information required by this Item 26 with respect to each Director and Officer of Conning Asset Management Co. is included in Form ADV and Schedules A and D filed by Conning Asset Management Co. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-8641).

Item 27.    Principal Underwriter
            ---------------------


A. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (formerly The Winsbury Company Limited Partnership) acts as distributor and its affiliate, BISYS Fund Services Ohio, Inc., acts as administrator and transfer agent for the Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds, The Coventry Group, The Eureka Funds, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Funds Trust, HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., LEADER Mutual Funds, Metamarkets.com, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Old Westbury Funds, Inc., Pacific Capital Funds, Republic Advisor Funds Trust, Republic Funds Trust, Summit Investment Trust, USAllianz Funds Variable Insurance Products Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, Vintage Mutual Funds, Inc. and WHATIFI Funds.


B. To the best of Registrant's knowledge, the partners of BISYS Fund Services are as follows:

                                        Positions and Offices
Name and Principal                           with BISYS                Positions and Offices
Business Address                            Fund Services                 with Registrant
----------------------------------  -----------------------------  -----------------------------
------------------------------------------------------------------------------------------------

BISYS Fund Services, Inc.               Sole General Partner                   None
3435 Stelzer Road
Columbus, Ohio 43219-3035
------------------------------------------------------------------------------------------------
WC Subsidiary Corporation               Sole Limited Partner                   None
150 Clove Road
Little Falls, NJ 07424
================================================================================================

C.    None.

Item 28.  Location of Accounts and Records
          --------------------------------

(1) Firstar Bank, N.A., with principal offices located at 425 Walnut Street, Cincinnati, Ohio 45202 (records relating to its functions as custodian).

(2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as distributor).

(3) Firstar Investment Research & Management Co., LLC, 7th and Washington Streets, 21st Floor, St. Louis, MO 63101 (records relating to its functions as investment adviser).

(4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as co-administrator).

(5) Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, 2/nd/ Floor, Milwaukee, WI 53202 (records relating to its function as co-administrator).

(6) Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, 2/nd/ Floor, Milwaukee, WI 53202 (records relating to its function as transfer agent and dividend disbursing agent).

(7) Drinker Biddle and Reath LLP, One Logan Square, 18/th/ & Cherry Streets, Philadelphia, PA 19103-6996 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

(8) Clay Finlay Inc., 200 Park Avenue, 56th Floor, New York, New York 10166 (records relating to its function as sub-adviser to the International Equity Portfolio).

(9) Bankers Trust Company, 16 Wall Street, New York, New York 10005 (records relating to its function as sub-custodian for the International Equity Portfolio).

(10) Conning Asset Management Co., 700 Market Street, St. Louis, Missouri 63101 (records relating to its function as sub-adviser to the Conning Money Market Portfolio).



Item 29.  Management Services
          -------------------

     Not applicable.


Item 30.  Undertakings
          ------------

     Not applicable.

                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 52 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 52 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Louis and the State of Missouri, on the 28th day of February, 2001.
                              Mercantile Mutual Funds, Inc.
                              (Registrant)

                              /s/  Jerry V. Woodham
                              ---------------------
                              Jerry V. Woodham
                              President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                        TITLE                 DATE
-----------------------  ----------------------  -----------------
/s/  Jerry V. Woodham    Chairman of the Board,  February 28, 2001
-----------------------  Director and President
Jerry V. Woodham

* James C. Jacobsen      Director                February 28, 2001
-----------------------
James C. Jacobsen

* Joseph J. Hunt         Director                February 28, 2001
-----------------------
Joseph J. Hunt

* Robert M. Cox, Jr.     Director                February 28, 2001
-----------------------
Robert M. Cox, Jr.

* Ronald D. Winney       Director & Treasurer    February 28, 2001
-----------------------
Ronald D. Winney

* Donald E. Brandt       Director                February 28, 2001
-----------------------
Donald E. Brandt



*By: /s/  Jerry V. Woodham
     ---------------------
     Jerry V. Woodham
     Attorney-in-fact

                         MERCANTILE MUTUAL FUNDS, INC.


                               Power of Attorney
                               -----------------

     Donald E. Brandt, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Mercantile Mutual Funds, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                        /s/ Donald E. Brandt
                                        --------------------
                                        Donald E. Brandt


Date:  March 13, 2000

                         MERCANTILE MUTUAL FUNDS, INC.


                               Power of Attorney
                               -----------------

     Robert M. Cox, Jr., whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Mercantile Mutual Funds, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                             /s/ Robert M. Cox, Jr.
                             ----------------------
                             Robert M. Cox, Jr.


Date:  March 13, 2000

                         MERCANTILE MUTUAL FUNDS, INC.


                               Power of Attorney
                               -----------------

     Ronald D. Winney, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Mercantile Mutual Funds, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                              /s/ Ronald D. Winney
                              --------------------
                              Ronald D. Winney



Date:  March 13, 2000

                         MERCANTILE MUTUAL FUNDS, INC.


                               Power of Attorney
                               -----------------

     James C. Jacobsen, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Mercantile Mutual Funds, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                   /s/ James C. Jacobsen
                                   ---------------------
                                   James C. Jacobsen

Date:  March 13, 2000

                         MERCANTILE MUTUAL FUNDS, INC.


                               Power of Attorney
                               -----------------

  Joseph J. Hunt, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable Mercantile Mutual Funds, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                        /s/ Joseph J. Hunt
                                        ------------------
                                        Joseph J. Hunt


Date:  March 13, 2000

                                 EXHIBIT INDEX

Exhibit Number                     Item
--------------                     ----

(d)(16) Interim Sub-Advisory Agreement between Firstar Investment Research and Management Company, LLC and Clay Finlay Inc. dated September 25, 2000.

(d)(17) Sub-Advisory Agreement between Firstar Investment Research and Management Company, LLC and Clay Finlay Inc. dated October 13, 2000.

(j)(1)              Consent of Drinker Biddle & Reath LLP.


(j)(2)              Consent of KPMG LLP.

(j)(3)              Consent of PricewaterhouseCoopers LLP.

(j)(4)              Independent Auditors' Report of KPMG LLP dated January 21,
                    2000.